Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 10017

May 3, 2021

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

Brighthouse Variable Annuity Account B

File Nos. 333-209059/811-08306

(Class S (offered on and after May 2, 2016) and

Class S- L Share Option (offered on and after May 2, 2016))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 30, 2021 and Statement of Additional Information (“SAI”) dated April 30, 2021 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No.11 for the Account filed electronically with the Commission on April 21, 2021.

If you have any questions, please call the undersigned at (980) 949-5131.

Sincerely,

/S/ Dionne Sutton

Dionne Sutton

Corporate Counsel

Brighthouse Life Insurance Company of NY